Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of deferred taxes
	December 31,
	2017	2016

Deferred tax assets:

Net operating loss carryforwards	$25,645	$48,740
Capital loss carryforwards	3,500	3,603
Other	2,295	2,693

Deferred tax assets before valuation allowance	31,440	55,036
Valuation allowance	(30,177)	(54,068)

Deferred tax asset, net of valuation allowance	1,263	968

Deferred tax liabilities:

Intangibles	(2,432)	(2,206)
Deferred revenue	(186)	(136)

Deferred tax liability	(2,618)	(2,342)

Deferred tax liability, net (*)	$(1,355)	$(1,374)

(*) The entire amount is due to foreign deferred taxes

Schedule of loss before tax benefit (expense)
	Year ended December 31,
	2017	2016	2015

Domestic	$(10,452)	$(5,034)	$(4,679)
Foreign	(5,238)	(1,181)	3

Loss before tax benefit (expense)	$(15,690)	$(6,215)	$(4,676)

Schedule of tax benefit (expense)
	Year ended December 31,
	2017	2016	2015

Current taxes:
Foreign	$(133)	$(212)	$(389)
Domestic	-	-	(2)

	$(133)	$(212)	$(391)

Deferred taxes:
Foreign	$175	$214	$268
Domestic	-	-	-

	$175	$214	$268

Tax benefit (expense), net	$42	$2	$(123)

Scheldule of unrecognized tax benefits related to uncertain tax positions
	December 31,
	2017	2016

Beginning balance	$119	$131
Increases (decrease) related to tax positions taken during prior years	137	(7)
Effect of exchange rate	16	(5)

Ending balance	$272	$119